FINANCIAL EXPENSES, NET (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Financial income:
Interest from banks	$ 9	$ 7
Financial income	9	7
Financial expenses:
Interest and bank charges	(59)	(48)
Exchange translation	(70)	(134)
Other Nonoperating Expense	(129)	(182)
Financial expenses, net	$ (120)	$ (175)